Share Based Compensation (Tables)	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of the Assumptions Used To Value The Company's Option Grants	The assumptions used to value the Company’s option grants for the years ended March 31, 2020 were as follows:

Valuation Dates	2020
Expected term	10 years
Expected volatility	39.93%
Exercise multiple	2.2
Expected dividend yield	—
Risk-free interest rate	1.67%
Expected forfeiture rate (post vesting)	3% for staff 0% for management
Fair value of the underlying shares on the date of option grants (US$)	0.10
Fair value of share option (US$)	0.09

Summary of Option Activities Under The Global Share Plan
The following table sets forth the summary of option activities under the Company’s Global Share Plan:

	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$)
Outstanding as of April 1, 2018	183,405,010	0.08	6.78	107,465
Exercised	(87,990,491)	0.01
Forfeited or cancelled (post-vesting)	(3,872,425)	0.30

Outstanding as of March 31, 2019	91,542,094	0.14	5.16	36,009

Granted	3,775	0.01
Exercised	(39,744,025)	0.03
Forfeited or cancelled (post-vesting)	(32,341,836)	0.28

Outstanding as of March 31, 2020	19,460,008	0.13	4.26	189

Exercised	(2,865,800)	0.03
Forfeited or cancelled (post-vesting)	(3,151,360)	0.27

Outstanding as of March 31, 2021	13,442,848	0.12	3.27	371
Vested and expected to vest as of March 31, 2021	13,442,848	0.12	3.27	371

Exercisable as of March 31, 2021	13,442,848	0.12	3.27	371

Summary of Activities of the Service-Based RSUs
A summary of activities of the service-based RSUs for the years ended March 31, 2019, 2020 and 2021 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at March 31, 2018	4,895,060	0.45
Granted	78,715,557	0.67
Vested	(6,114,640)	0.63
Forfeited	(9,212,850)	0.64

Unvested at March 31, 2019	68,283,127	0.66
Granted	53,563,150	0.23
Vested	(18,466,165)	0.65
Forfeited	(53,014,160)	0.56

Unvested at March 31, 2020	50,365,952	0.31

Granted	42,695,000	0.05
Vested	(8,195,402)	0.62
Forfeited	(14,092,450)	0.51

Unvested at March 31, 2021	70,773,100	0.08